PSF PGIM BALLAST PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 70.2%
Unaffiliated Exchange-Traded Fund — 2.8%
Vanguard S&P 500 ETF	250	$153,095
(cost $137,222)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligations — 19.3%
Federal Home Loan Bank
4.000%	06/09/28	500	504,084
Federal National Mortgage Assoc.
6.250%	05/15/29	500	543,014

Total U.S. Government Agency Obligations (cost $1,044,792)				1,047,098
U.S. Treasury Obligation — 22.7%
U.S. Treasury Notes
3.625%	09/30/31	1,250	1,235,449
(cost $1,227,531)

Option Purchased*~ — 25.4%
(cost $1,032,500)	1,382,290

Total Long-Term Investments (cost $3,442,045)	3,817,932

Shares
Short-Term Investments — 29.6%
Affiliated Mutual Fund — 11.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.308%) (cost $616,471)(wb)	616,471	616,471

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 18.3%
U.S. Treasury Bills
4.052%	12/02/25	750	744,977
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(n) (continued)
4.284%	11/04/25(k)	250	$249,052

Total U.S. Treasury Obligations (cost $993,822)			994,029

Total Short-Term Investments (cost $1,610,293)			1,610,500

TOTAL INVESTMENTS—99.8% (cost $5,052,338)			5,428,432

Other assets in excess of liabilities(z) — 0.2%			11,763

Net Assets — 100.0%			$5,440,195

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Option Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/18/30	$6,003.00		70		7	$1,382,290
(cost $1,032,500)
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PSF PGIM BALLAST PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	5 Year U.S. Treasury Notes	Dec. 2025	$436,781	$(69)
5	10 Year U.S. Treasury Notes	Dec. 2025	562,500	1,632
				$1,563
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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